Investment Securities (Schedule of Available For Sale Securities) (Details) In Thousands	Mar. 31, 2011 Cost [Member] USD ($)	Mar. 31, 2011 Cost [Member] JPY (¥)	Mar. 31, 2010 Cost [Member] JPY (¥)	Mar. 31, 2011 Cost [Member] Equity Securities [Member] JPY (¥)	Mar. 31, 2011 Cost [Member] Equity Securities [Member] USD ($)	Mar. 31, 2010 Cost [Member] Equity Securities [Member] JPY (¥)	Mar. 31, 2011 Cost [Member] Corporate Debt Securities [Member] JPY (¥)	Mar. 31, 2011 Cost [Member] Corporate Debt Securities [Member] USD ($)	Mar. 31, 2010 Cost [Member] Corporate Debt Securities [Member] JPY (¥)	Mar. 31, 2011 Gross Unrealized Holding Gains [Member] JPY (¥)	Mar. 31, 2011 Gross Unrealized Holding Gains [Member] USD ($)	Mar. 31, 2010 Gross Unrealized Holding Gains [Member] JPY (¥)	Mar. 31, 2011 Gross Unrealized Holding Gains [Member] Equity Securities [Member] USD ($)	Mar. 31, 2011 Gross Unrealized Holding Gains [Member] Equity Securities [Member] JPY (¥)	Mar. 31, 2010 Gross Unrealized Holding Gains [Member] Equity Securities [Member] JPY (¥)	Mar. 31, 2011 Gross Unrealized Holding Gains [Member] Corporate Debt Securities [Member] USD ($)	Mar. 31, 2011 Gross Unrealized Holding Gains [Member] Corporate Debt Securities [Member] JPY (¥)	Mar. 31, 2010 Gross Unrealized Holding Gains [Member] Corporate Debt Securities [Member] JPY (¥)	Mar. 31, 2011 Gross Unrealized Holding Losses [Member] USD ($)	Mar. 31, 2011 Gross Unrealized Holding Losses [Member] JPY (¥)	Mar. 31, 2010 Gross Unrealized Holding Losses [Member] JPY (¥)	Mar. 31, 2011 Gross Unrealized Holding Losses [Member] Equity Securities [Member] USD ($)	Mar. 31, 2011 Gross Unrealized Holding Losses [Member] Equity Securities [Member] JPY (¥)	Mar. 31, 2010 Gross Unrealized Holding Losses [Member] Equity Securities [Member] JPY (¥)	Mar. 31, 2011 Fair Value [Member] USD ($)	Mar. 31, 2011 Fair Value [Member] JPY (¥)	Mar. 31, 2010 Fair Value [Member] JPY (¥)	Mar. 31, 2011 Fair Value [Member] Equity Securities [Member] JPY (¥)	Mar. 31, 2011 Fair Value [Member] Equity Securities [Member] USD ($)	Mar. 31, 2010 Fair Value [Member] Equity Securities [Member] JPY (¥)	Mar. 31, 2011 Fair Value [Member] Corporate Debt Securities [Member] USD ($)	Mar. 31, 2011 Fair Value [Member] Corporate Debt Securities [Member] JPY (¥)	Mar. 31, 2010 Fair Value [Member] Corporate Debt Securities [Member] JPY (¥)
Marketable Securities, Equity Securities	$ 512,856	¥ 42,567,000	¥ 42,330,000	¥ 40,765,000	$ 491,145	¥ 40,552,000	¥ 1,802,000	$ 21,711	¥ 1,778,000	¥ 4,698,000	$ 56,602	¥ 5,387,000	$ 56,084	¥ 4,655,000	¥ 5,300,000	$ 518	¥ 43,000	¥ 87,000	$ 3,940	¥ 327,000	¥ 1,093,000	$ 3,940	¥ 327,000	¥ 1,093,000	$ 565,518	¥ 46,938,000	¥ 46,624,000	¥ 45,093,000	$ 543,289	¥ 44,759,000	$ 22,229	¥ 1,845,000	¥ 1,865,000